UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01241

Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance-Atlanta Capital SMID-Cap Fund as of June 30, 2008 (Unaudited)

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At June 30, 2008, the value of the Fund’s investment in the Portfolio was $36,371,783 and the Fund owned 88.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

SMID-Cap Portfolio	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Capital Markets — 7.1%
Affiliated Managers Group, Inc. (1)	17,380	$1,565,243
SEI Investments Co.	58,530	1,376,626
		$2,941,869
Commercial Banks — 5.9%
City National Corp.	18,220	$766,515
Cullen/Frost Bankers, Inc.	14,410	718,338
Synovus Financial Corp.	24,210	211,353
Westamerica Bancorporation	14,070	739,941
		$2,436,147
Commercial Services & Supplies — 1.6%
Copart, Inc. (1)	15,410	$659,856
		$659,856
Computer Peripherals — 1.1%
Diebold, Inc.	12,540	$446,173
		$446,173
Containers & Packaging — 2.6%
AptarGroup, Inc.	25,150	$1,055,042
		$1,055,042
Distributors — 1.4%
LKQ Corp. (1)	31,130	$562,519
		$562,519
Diversified Consumer Services — 1.8%
Matthews International Corp., Class A	16,210	$733,665
		$733,665
Electrical Equipment — 1.4%
AMETEK, Inc.	12,580	$594,028
		$594,028
Electronic Equipment & Instruments — 5.5%
Amphenol Corp., Class A	13,160	$590,621
Mettler Toledo International, Inc. (1)	4,390	416,435
National Instruments Corp.	21,150	600,025
ScanSource, Inc. (1)	23,800	636,888
		$2,243,969
Energy Equipment & Services — 2.1%
Dril-Quip, Inc. (1)	6,840	$430,920
Oceaneering International, Inc. (1)	5,410	416,840
		$847,760
Food Products — 2.0%
McCormick & Co., Inc.	23,010	$820,537
		$820,537
Gas Utilities — 2.8%
Energen Corp.	14,850	$1,158,745
		$1,158,745
Health Care Equipment & Supplies — 6.6%
DENTSPLY International, Inc.	25,200	$927,360
Mentor Corp.	30,080	836,826
Varian Medical Systems, Inc. (1)	18,450	956,633
		$2,720,819
Health Care Providers & Services — 4.8%
Henry Schein, Inc. (1)	16,580	$855,031
Owens & Minor, Inc.	13,810	630,979
Patterson Cos., Inc. (1)	17,210	505,802
		$1,991,812

1

Hotels, Restaurants & Leisure — 6.8%
Ambassadors Group, Inc.	24,420	$364,346
Brinker International, Inc.	30,810	582,309
International Speedway Corp., Class A	17,250	673,268
Sonic Corp. (1)	78,560	1,162,688
		$2,782,611
Insurance — 8.6%
Brown and Brown, Inc.	29,100	$506,049
HCC Insurance Holdings, Inc.	38,000	803,320
Markel Corp. (1)	3,876	1,422,492
RLI Corp.	16,140	798,446
		$3,530,307
IT Services — 2.0%
Total System Services, Inc.	36,650	$814,363
		$814,363
Life Sciences Tools & Services — 3.4%
Bio-Rad Laboratories, Inc., Class A (1)	10,360	$838,020
Covance, Inc. (1)	6,520	560,850
		$1,398,870
Machinery — 3.2%
Graco, Inc.	15,680	$596,938
IDEX Corp.	19,390	714,328
		$1,311,266
Marine — 1.4%
Kirby Corp. (1)	12,440	$597,120
		$597,120
Media — 3.5%
Arbitron, Inc.	15,190	$721,525
Morningstar, Inc. (1)	10,270	739,748
		$1,461,273
Personal Products — 3.2%
Alberto-Culver Co.	49,740	$1,306,670
		$1,306,670
Real Estate Management & Development — 1.7%
Forest City Enterprises, Inc., Class A	22,290	$718,184
		$718,184
Road & Rail — 1.8%
Landstar System, Inc.	13,650	$753,753
		$753,753
Software — 9.0%
ANSYS, Inc. (1)	18,150	$855,228
FactSet Research Systems, Inc.	20,270	1,142,417
Fair Isaac Corp.	43,350	900,380
Jack Henry & Associates, Inc.	37,700	815,828
		$3,713,853
Specialty Retail — 5.9%
Aaron Rents, Inc.	38,910	$868,860
O’Reilly Automotive, Inc. (1)	49,450	1,105,208
Sally Beauty Holdings, Inc. (1)	69,140	446,644
		$2,420,712
Total Common Stocks (identified cost $39,680,898)		$40,021,923
Total Investments — 97.2% (identified cost $39,680,898)		$40,021,923
Other Assets, Less Liabilities — 2.8%		$1,139,200
Net Assets — 100.0%		$41,161,123

(1)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at June 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,774,522
Gross unrealized appreciation	$4,011,976
Gross unrealized depreciation	(3,764,575)
Net unrealized appreciation	$247,401

3

Eaton Vance–Atlanta Capital Large-Cap Growth Fund as of June 30, 2008 (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Large-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At June 30, 2008, the value of the Fund’s investment in the Portfolio was $24,321,165 and the Fund owned 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Portfolio	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 1.9%
Honeywell International, Inc.	9,000	$452,520
		$452,520
Beverages — 1.3%
Coca-Cola Co. (The)	6,000	$311,880
		$311,880
Biotechnology — 2.2%
Genentech, Inc. (1)	7,000	$531,300
		$531,300
Capital Markets — 8.2%
Bank of New York Mellon Corp. (The)	12,235	$462,850
Charles Schwab Corp. (The)	20,000	410,800
Goldman Sachs Group, Inc.	2,000	349,800
SEI Investments Co.	14,000	329,280
T. Rowe Price Group, Inc.	8,000	451,760
		$2,004,490
Chemicals — 2.6%
Air Products and Chemicals, Inc.	6,500	$642,590
		$642,590
Communications Equipment — 4.2%
Cisco Systems, Inc. (1)	33,000	$767,580
Nokia Oyj ADR	10,000	245,000
		$1,012,580
Computer Peripherals — 7.7%
Apple, Inc. (1)	3,000	$502,320
Hewlett-Packard Co.	11,500	508,415
International Business Machines Corp.	4,000	474,120
NetApp, Inc. (1)	18,000	389,880
		$1,874,735
Construction & Engineering — 1.7%
Jacobs Engineering Group, Inc. (1)	5,000	$403,500
		$403,500
Construction Materials — 0.5%
Vulcan Materials Co.	2,000	$119,560
		$119,560
Consumer Finance — 1.1%
American Express Co.	7,000	$263,690
		$263,690
Electrical Equipment — 1.8%
Emerson Electric Co.	9,000	$445,050
		$445,050
Energy Equipment & Services — 7.5%
FMC Technologies, Inc. (1)	5,500	$423,115
National-Oilwell Varco, Inc. (1)	8,500	754,120
Schlumberger, Ltd.	6,000	644,580
		$1,821,815
Food & Staples Retailing — 6.9%
CVS Caremark Corp.	18,000	$712,260
Sysco Corp.	15,000	412,650
Wal-Mart Stores, Inc.	10,000	562,000
		$1,686,910
Health Care Equipment & Supplies — 7.2%
DENTSPLY International, Inc.	10,000	$368,000
Medtronic, Inc.	13,000	672,750
St. Jude Medical, Inc. (1)	7,500	306,600
Varian Medical Systems, Inc. (1)	8,000	414,800
		$1,762,150

Health Care Providers & Services — 1.4%
Laboratory Corp. of America Holdings (1)	5,000	$348,150
		$348,150
Hotels, Restaurants & Leisure — 1.1%
International Game Technology	11,000	$274,780
		$274,780
Household Products — 2.3%
Procter & Gamble Co.	9,000	$547,290
		$547,290
Industrial Conglomerates — 3.2%
General Electric Co.	14,000	$373,660
Textron, Inc.	8,500	407,405
		$781,065
Insurance — 1.7%
AFLAC, Inc.	6,500	$408,200
		$408,200
Internet Software & Services — 1.7%
Google, Inc., Class A (1)	800	$421,136
		$421,136
IT Services — 1.7%
Automatic Data Processing, Inc.	10,000	$419,000
		$419,000
Life Sciences Tools & Services — 1.4%
Pharmaceutical Product Development, Inc.	8,000	$343,200
		$343,200
Machinery — 3.8%
Deere & Co.	8,000	$577,040
Dover Corp.	7,000	338,590
		$915,630
Media — 3.1%
Omnicom Group, Inc.	9,000	$403,920
Walt Disney Co.	11,000	343,200
		$747,120
Multiline Retail — 1.8%
Kohl’s Corp. (1)	11,000	$440,440
		$440,440
Oil, Gas & Consumable Fuels — 5.6%
Apache Corp.	2,500	$347,500
EOG Resources, Inc.	4,500	590,400
Marathon Oil Corp.	8,000	414,960
		$1,352,860
Pharmaceuticals — 4.0%
Abbott Laboratories	12,000	$635,640
Merck & Co., Inc.	9,000	339,210
		$974,850
Semiconductors & Semiconductor Equipment — 4.5%
Intel Corp.	22,000	$472,560
Linear Technology Corp.	11,500	374,555
Microchip Technology, Inc.	8,000	244,320
		$1,091,435
Software — 3.0%
Citrix Systems, Inc. (1)	4,000	$117,640
Microsoft Corp.	22,000	605,220
		$722,860
Specialty Retail — 2.4%
Staples, Inc.	25,000	$593,750
		$593,750
Textiles, Apparel & Luxury Goods — 1.4%
Nike, Inc., Class B	5,500	$327,855
		$327,855

Total Common Stocks (identified cost $20,665,428)	$24,042,391
Total Investments — 98.9% (identified cost $20,665,428)	$24,042,391
Other Assets, Less Liabilities — 1.1%	$278,886
Net Assets — 100.0%	$24,321,277

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,700,293
Gross unrealized appreciation	$4,436,212
Gross unrealized depreciation	(1,094,114)
Net unrealized appreciation	$3,342,098

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008